Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued	669,663,021	669,663,021	584,563,028
Banco del Tucuman SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	439,360	395,341
stock	99.945%	89.932%
rights	99.945%	89.932%
Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	12,776,680	12,776,680
stock	99.921%	99.921%
rights	99.932%	99.932%
Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	6,475,143	6,475,143
stock	98.605%	98.605%
rights	98.605%	98.605%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	327,183	327,183
stock	99.936%	99.936%
rights	100.00%	100.00%
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	39,816,899	39,816,899
stock	99.999%	99.999%
rights	100.00%	100.00%
Non-controlling interests [member] | Banco del Tucuman SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
stock	0.055%	10.068%
rights	0.055%	10.068%
Non-controlling interests [member] | Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
stock	0.079%	0.079%
rights	0.068%	0.068%
Non-controlling interests [member] | Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
stock	1.395%	1.395%
rights	1.395%	1.395%
Non-controlling interests [member] | Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
stock	0.064%	0.064%
Non-controlling interests [member] | Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
stock	0.001%	0.001%